(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Net gain (loss) on lease terminations	$ 3,860	$ (21,780)	$ 5,924
Loss on sale of SPCs to Frontline 2012	0	(306,972)	0
Net (loss) gain on sale of vessels	(2,109)	9,271	95
Amortization of deferred gains	15,062	11,653	24,916
Other	0	(66)	0
(Loss) gain on sale of assets and amortization of deferred gains	$ 16,813	$ (307,894)	$ 30,935